STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Current
Cash	$ 30,887	$ 25,158
Receivables	7,606	2,475
Prepaid expenses and deposits	39,456	25,741
Current assets	77,949	53,374
Non-current assets
Equipment		731
ASSETS	77,949	54,105
Current
Accounts payable and accrued liabilities	527,125	862,026
Loans from related parties	87,500	100,600
Advances from joint venture partner		301,990
Convertible debt		510,014
Current liabilities	614,625	1,774,630
DEFICIENCY
Share capital	17,841,522	16,201,630
Conversion rights reserve		92,966
Share-based payment and other reserve	10,277,321	9,927,687
Deficit	(28,655,519)	(27,942,808)
DEFICIENCY	(536,676)	(1,720,525)
DEFICIENCY AND LIABILITIES	$ 77,949	$ 54,105